Occupancy Expense and Information Systems and Communications Expense	12 Months Ended
Dec. 31, 2018
Occupancy Expense and Information Systems and Communications Expense [Abstract]
Occupancy Expense and Information Systems and Communications Expense
Occupancy Expense and Information Systems and Communications Expense
Occupancy expense and information systems and communications expense include depreciation of buildings, leasehold improvements, computer hardware and software, equipment, and furniture and fixtures. Total depreciation expense in 2018, 2017 and 2016 was $599 million, $526 million and $472 million, respectively.
We lease 810,000 square feet at One Lincoln Street, our headquarters building located in Boston, Massachusetts, and a related underground parking garage, under 20-year, non-cancelable capital leases expiring in September 2023. A portion of the lease payments is offset by subleases for approximately 219,000 square feet of the building. As of December 31, 2018 and 2017, an aggregate net book value of $102 million and $159 million, respectively, related to the above-described capital leases was recorded in premises and equipment, with the related liability recorded in long-term debt, in our consolidated statement of condition.
Capital lease asset amortization is recorded in occupancy expense on a straight-line basis in our consolidated statement of income over the respective lease term. Lease payments are recorded as a reduction of the liability, with a portion recorded as imputed interest expense. In 2018, 2017 and 2016, interest expense related to these capital lease obligations, reflected in NII, was $17 million, $20 million and $22 million, respectively. As of December 31, 2018 and 2017, accumulated amortization of capital lease assets was $352 million and $401 million, respectively.
We have entered into non-cancelable operating leases for premises and equipment. Nearly all of these leases include renewal options. Costs related to operating leases for office space are recorded in occupancy expense. Costs related to operating leases for equipment are recorded in information systems and communications expense. Both are recorded on a straight-line basis.
Total rental expense net of sublease revenue in 2018, 2017 and 2016 amounted to $185 million, $229 million and $194 million, respectively. Total rental expense was reduced by sublease revenue of $5 million in both 2018 and 2017, and $4 million in 2016.
The following table presents a summary of future minimum lease payments under non-cancelable capital and operating leases as of December 31, 2018. Aggregate future minimum rental commitments have been reduced by aggregate sublease rental commitments of $46 million for capital leases and $16 million for operating leases.

(In millions)	Capital Leases	Operating Leases	Total
2019	$34	$192	$226
2020	31	181	212
2021	31	170	201
2022	31	147	178
2023	24	128	152
Thereafter	—	380	380
Total minimum lease payments	151	$1,198	$1,349
Less amount representing interest payments	(31)
Present value of minimum lease payments	$120
Expenses
The following table presents the components of other expenses for the periods indicated:

	Years Ended December 31,
(In millions)	2018	2017	2016
Professional services	$357	$340	$379
Sales advertising public relations	115	67	52
Insurance	97	118	93
Regulatory fees and assessments	87	106	82
Bank operations	70	80	62
Litigation	7	(15)	50
Other	443	233	245
Total other expenses	$1,176	$929	$963

Acquisition Costs
We recorded $31 million of acquisition costs in 2018 related to our acquisition of Charles River Development on October 1, 2018. In 2017, we recorded approximately $21 million of acquisition costs primarily related to our acquisition of the GEAM business on July 1, 2016. As we integrate Charles River Development into our business, we expect to incur approximately $200 million, including the $31 million in 2018, of acquisition costs, including merger and integration costs, through 2021. For further information on our acquisition of Charles River Development, refer to Note 1.
Restructuring and Repositioning Charges
Repositioning Charges
In 2018, we initiated a new expense program to accelerate efforts to become a higher-performing organization and help navigate challenging market and industry conditions. As part of that program, expenses for 2018 included a repositioning charge of $300 million, including $259 million of compensation and employee benefits and $41 million of occupancy costs.
Beacon
In 2018, we released $7 million of restructuring accruals related to Beacon. In 2017, we recorded restructuring charges of $245 million primarily related to Beacon.
The following table presents aggregate activity for the periods indicated:

(In millions)	Employee Related Costs	Real Estate Actions	Asset and Other Write-offs	Total
Accrual Balance at December 31, 2015	$9	$11	$3	$23
Accruals for Business Operations and Information Technology	(2)	—	—	(2)
Accruals for Beacon	94	18	30	142
Payments and other adjustments	(64)	(12)	(31)	(107)
Accrual Balance at December 31, 2016	$37	$17	$2	$56
Accruals for Beacon	186	32	27	245
Payments and Other Adjustments	(57)	(17)	(26)	(100)
Accrual Balance at December 31, 2017	$166	$32	$3	$201
Accruals for Beacon	(7)	—	—	(7)
Accruals for Repositioning Charges	259	41	—	300
Payments and Other Adjustments	(115)	(36)	(2)	(153)
Accrual Balance at December 31, 2018	$303	$37	$1	$341